AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 28, 2017.

File Nos. 333-198603 and 811-22995

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 15	☒
TRIMTABS ETF TRUST
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, 2nd Floor
New York, New York 10105
(Address of Principal Executive Offices, Zip Code)

(212) 217-2470
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:
Stellar Corporate Services LLC
3500 South Dupont Highway
Dover, County of Kent, Delaware 19901

Copy to:
Stacy L. Fuller
K&L Gates LLP
1601 K Street NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

This Post-Effective Amendment (“PEA”) No. 14 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 12 on Form N‑1A filed June 20, 2017.  This PEA No. 14 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 12 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (File Nos. 333-198603 and 811- 22995) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 28th day of June, 2017.

TrimTabs ETF Trust

/s/ Theodore M. Theodore
Theodore M. Theodore
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Theodore M. Theodore
Theodore M. Theodore	President and Principal Executive Officer	June 28, 2017

/s/ Jeffrey Lazar
Jeffrey Lazar	Principal Financial Officer	June 28, 2017

/s/ Charles Biderman*
Charles Biderman	Trustee	June 28, 2017

/s/ Stephen J. Posner*
Stephen J. Posner	Trustee	June 28, 2017

/s/ David A. Kelly*
David A. Kelly	Trustee	June 28, 2017

/s/ Stacy L. Fuller
Stacy L. Fuller

* Signatures affixed by Stacy L. Fuller on June 28, 2017 pursuant to a power of attorney filed December 16, 2014 with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed January 27, 2016 with Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and filed June 20, 2017 with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE